UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
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Address:         Hikari Center BLDG., 6F
	    -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
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                 Tokyo, 171-0022 JAPAN
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13F File Number:  28-12648
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Uma S. Kakde
             -------------------------------------------------
Title:             Manager, Corporate Research
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Phone:            +81 (3) 5951-7483
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Signature, Place, and Date of Signing:

/s/ Uma S. Kakde                  Tokyo, Japan           April 24, 2008
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       12
                                                  --------------------------

Form 13F Information Table Value Total:           $         182,262
                                                   -------------------------
                                                          (thousands)

                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                            VALUE      SHRS OR    SH/PUT   INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3M CO. 				COMMON  88579Y101       459       5,800       	  SOLE         	   5,800
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY, INC.            COMMON  084670108    178,222       1,336       	  SOLE         	   1,336
---------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANTA FE        COMMON  12189T104        461       5,000       	  SOLE         	   5,000
---------------------------------------------------------------------------------------------------------------------------------
COCA COLA                   	COMMON  191216100      1,437      23,600       	  SOLE         	  23,600
---------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES                   COMMON  22160K105        97        1,500       	  SOLE         	   1,500
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON	                	COMMON  478160104       162        2,500       	  SOLE         	   2,500
---------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC			COMMON  50075N104       273        8,800       	  SOLE         	   8,800
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                        	COMMON  594918104       142        5,000       	  SOLE         	   5,000
---------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE	                	COMMON  742718109       259        3,700       	  SOLE         	   3,700
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WAL MART STORES INC	         COMMON  931142103        84        1,600       	  SOLE               1,600
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WELLS FARGO	                  COMMON  949746101       544        18,700	  	  SOLE              18,700
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WESCO FINANCIAL	                	COMMON  950817106       121           300         	  SOLE         	     300
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					    TOTAL: 182,262
